Investment in Associated Companies (Additional Information - Qoros) (Narrative) (Details) ¥ in Thousands, $ in Thousands						1 Months Ended					2 Months Ended			9 Months Ended	12 Months Ended
		Jan. 08, 2019	Apr. 25, 2017 CNY (¥)	Jun. 15, 2015 USD ($)	Jun. 15, 2015 CNY (¥)	Jan. 31, 2019	Nov. 30, 2015 USD ($)	Nov. 30, 2015 CNY (¥)	Jul. 31, 2012 USD ($)	Jul. 31, 2012 CNY (¥)	Mar. 10, 2017 USD ($)	Mar. 10, 2017 CNY (¥)	Mar. 10, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Apr. 25, 2017 USD ($)	Apr. 25, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 10, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 25, 2016 USD ($)	Dec. 25, 2016 CNY (¥)	Dec. 24, 2016 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 29, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Jun. 15, 2015 CNY (¥)	May 12, 2015 USD ($)	May 12, 2015 CNY (¥)	Jul. 31, 2014 USD ($)	Jul. 31, 2014 CNY (¥)	Jul. 31, 2012 CNY (¥)
Disclosure of associates [line items]
Gain on third party investment in Qoros														$ 40,000	$ 504,049
Profit/(loss) for the year															$ 444,838		268,120		(394,002)
Nominal annual interest rate														4.94%	4.94%						4.94%
Total consideration transferred														$ 260,000	$ 260,000
Borrowings														586,470	586,470		1,036,499
Guarantee provision																															$ 160,000	$ 30,000
Provision of financial guarantee															62,563
Shareholder loan														143,000	143,000
Proceeds from sale of interest in associates															90,154
Receipt of long-term loans and issuance of debentures															33,762		$ 1,938,877		799,481
Top of range [Member]
Disclosure of associates [line items]
Gain on third party investment in Qoros															90,000
Guarantee amount														31,000	31,000
2012 Guarantee [Member]
Disclosure of associates [line items]
Borrowing capacity																			200,000
Ansonia Holdings [Member]
Disclosure of associates [line items]
Proportion of ownership interest																	58.00%	58.00%
China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Total consideration transferred | ¥																					¥ 1,690,000
Shareholder loan | ¥																					944,000
Proceeds from sale of interest in associates | ¥																¥ 620,000
Ansonia Holdings [Member]
Disclosure of associates [line items]
Face amount																	$ 69,000
Nominal annual interest rate																	6.00%					6.00%
Penalty prevailing interest rate																	120.00%					120.00%
Maturity term																	9 months	9 months
Ansonia Holdings [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Face amount | ¥																						¥ 450,000
Qoros Credit Facility Member [Member] | Entering into significant commitments or contingent liabilities [Member]
Disclosure of associates [line items]
Borrowing capacity											$ 114,000
Qoros Credit Facility Member [Member] | First Tranche [Member] | Entering into significant commitments or contingent liabilities [Member]
Disclosure of associates [line items]
Borrowing capacity											57,000
Release of guarantees											64,000
Qoros Credit Facility Member [Member] | Second Tranche [Member] | Entering into significant commitments or contingent liabilities [Member]
Disclosure of associates [line items]
Borrowing capacity																							$ 16,000
Qoros Credit Facility Member [Member] | Financial guarantee contracts [member] | After Guarantee Release [Member]
Disclosure of associates [line items]
Guarantee amount											125,000
Qoros Credit Facility Member [Member] | China, Yuan Renminbi [Member] | Entering into significant commitments or contingent liabilities [Member]
Disclosure of associates [line items]
Borrowing capacity | ¥																										¥ 777,000
Release of guarantees											$ 64,000
Qoros Credit Facility Member [Member] | China, Yuan Renminbi [Member] | Spin-Off/November 2015 [Member]
Disclosure of associates [line items]
Borrowing capacity | ¥																					3,000,000
Guarantee amount | ¥																					1,500,000
Qoros Credit Facility Member [Member] | China, Yuan Renminbi [Member] | May/November 2015 [Member]
Disclosure of associates [line items]
Borrowing capacity | ¥																					700,000
Qoros Credit Facility Member [Member] | China, Yuan Renminbi [Member] | First Tranche [Member] | Entering into significant commitments or contingent liabilities [Member]
Disclosure of associates [line items]
Borrowing capacity | ¥																									¥ 388,500
Percentage of shares pledged																									5.17%
Release of guarantees | ¥												¥ 425,000
Qoros Credit Facility Member [Member] | China, Yuan Renminbi [Member] | Second Tranche [Member] | Entering into significant commitments or contingent liabilities [Member]
Disclosure of associates [line items]
Borrowing capacity | ¥																								¥ 100,000
Provision of financial guarantee | ¥			¥ 388,500
Guarantee amount | ¥																								¥ 425,000
Release of guarantees | ¥													¥ 425,000
Qoros Credit Facility Member [Member] | China, Yuan Renminbi [Member] | Financial guarantee contracts [member] | Prior to Guarantee Release [Member]
Disclosure of associates [line items]
Borrowing capacity | ¥																					1,100,000
Guarantee amount | ¥																					1,100,000
Qoros Credit Facility Member [Member] | China, Yuan Renminbi [Member] | Financial guarantee contracts [member] | After Guarantee Release [Member]
Disclosure of associates [line items]
Guarantee amount | ¥																										¥ 825,000
Qoros [Member]
Disclosure of associates [line items]
Total investment														139,200	139,200		$ 1,700
Profit/(loss) for the year															(318,000)		(211,000)		(284,000)
Net current liabilities														215,000	$ 215,000		$ 555,000		$ 515,000
Proportion of ownership interest	[1]														24.00%	24.00%	50.00%	50.00%
Percentage of interest sold						12.00%
Capital increase														$ 932,000	$ 932,000
Shareholder loan																												$ 36,000
Qoros [Member] | Disposal of major subsidiary [Member]
Disclosure of associates [line items]
Proportion of ownership interest															51.00%	51.00%
Qoros [Member] | Remaining interest in Qoros of Kenon [Member]
Disclosure of associates [line items]
Proportion of ownership interest		12.00%				12.00%
Qoros [Member] | New Investor equity interest in Qoros [Member]
Disclosure of associates [line items]
Proportion of ownership interest		63.00%				63.00%
Qoros [Member] | Chery's equity interest in Qoros [Member]
Disclosure of associates [line items]
Proportion of ownership interest		25.00%				25.00%
Qoros [Member] | Quantum's equity interest in Qoros [Member]
Disclosure of associates [line items]
Proportion of ownership interest						12.00%
Qoros [Member] | Additional Funding [Member]
Disclosure of associates [line items]
Borrowings																																					$ 200,000
Percentage of shares pledged																																					9.00%	9.00%
Maximum borrowing percentage																																					5.00%	5.00%
Qoros [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Profit/(loss) for the year | ¥																¥ (2,200,000)		¥ (1,400,000)		¥ (1,900,000)
Net current liabilities | ¥																					1,500,000	3,700,000					¥ 3,570,000
Capital increase | ¥																					¥ 6,500,000
Shareholder loan | ¥																													¥ 250,000
Change in guarantee amount | ¥																¥ 250,000
Qoros [Member] | China, Yuan Renminbi [Member] | Additional Funding [Member]
Disclosure of associates [line items]
Borrowings | ¥																																						¥ 1,200,000
Qoros [Member] | EXIM Bank [Member]
Disclosure of associates [line items]
Borrowing capacity																	$ 44,000
Percentage of shares pledged														9.00%	9.00%						9.00%
Qoros [Member] | EXIM Bank [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Borrowing capacity | ¥																						288,500
Guarantee amount | ¥																						¥ 320,000
Qoros [Member] | Consortium Loan Agreement [Member]
Disclosure of associates [line items]
Face amount																																			$ 108,000
Borrowing capacity																																			$ 78,000
Nominal annual interest rate																			5.39%								5.39%
Borrowings																			$ 108,000
Release of guarantees				$ 54,000
Interest rate basis				LIBOR	LIBOR
Adjustment to interest rate basis				3.50%																														3.50%
Maturity term				102 months	102 months
Pledged patents				$ 500,000
Qoros [Member] | Consortium Loan Agreement [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Face amount | ¥																																				¥ 700,000
Borrowing capacity | ¥																																				¥ 480,000
Borrowings | ¥																											¥ 700,000						¥ 700,000
Release of guarantees | ¥					¥ 350,000
Interest rate basis				LIBOR	LIBOR
Adjustment to interest rate basis				10.00%																														10.00%
Pledged patents | ¥																																		¥ 3,100,000
Chery [Member]
Disclosure of associates [line items]
Face amount									$ 482,000
Guarantee amount																												$ 72,000
Shareholder loan														$ 143,000	$ 143,000
Release of guarantees									$ 242,000
Receipt of guarantees							$ 115,000
Chery [Member] | Disposal of major subsidiary [Member]
Disclosure of associates [line items]
Proportion of ownership interest															25.00%	25.00%
Chery [Member] | Ansonia Commitment [Member]
Disclosure of associates [line items]
Guarantee amount																			$ 18,000
Chery [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Face amount | ¥																																							¥ 3,000,000
Guarantee amount | ¥																													¥ 500,000	¥ 750,000
Shareholder loan | ¥																					¥ 944,000
Release of guarantees | ¥										¥ 1,500,000
Receipt of guarantees | ¥								¥ 750,000,000
Chery [Member] | China, Yuan Renminbi [Member] | Ansonia Commitment [Member]
Disclosure of associates [line items]
Guarantee amount | ¥																											¥ 119,000
Quantum [Member]
Disclosure of associates [line items]
Percentage of shares pledged														11.00%	11.00%						11.00%
Quantum [Member] | Disposal of major subsidiary [Member]
Disclosure of associates [line items]
Proportion of ownership interest															24.00%	24.00%
New Qoros Investor [Member]
Disclosure of associates [line items]
Total investment														$ 1,002,000	$ 1,002,000
Total consideration transferred														504,049	504,049
Shareholder loan														137,000	137,000
New Qoros Investor [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Total investment | ¥																					¥ 6,630,000
Total consideration transferred | ¥																					3,315,000
Shareholder loan														940,000	940,000
Baoneng group [Member]
Disclosure of associates [line items]
Total investment														$ 454,000	$ 454,000
Baoneng group [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Total investment | ¥																					¥ 3,120,000
Qoros to Chery [Member]
Disclosure of associates [line items]
Percentage of shares pledged														1.00%	1.00%						1.00%

[1]	Qoros is an associated company (See Note 9.C.b). The current assets include cash and cash equivalent of $149 million (2017: $12 million). The current and non-current liabilities excluding trade and other payables and provisions amount to $766 million (2017: $1 billion).